Marketable securities and other securities investments (Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value of Marketable Securities and Other Securities Investments) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2016	Mar. 31, 2015
Gain (Loss) on Investments [Line Items]
Cost	¥ 6,686,062	¥ 7,857,183
Gross unrealized gains	2,188,947	2,464,154
Gross unrealized losses	16,015	4,850
Fair value	8,858,994	10,316,487
Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	5,706,026	6,848,348
Gross unrealized gains	261,226	337,341
Gross unrealized losses	15,671	4,738
Fair value	5,951,581	7,180,951
Common stocks
Gain (Loss) on Investments [Line Items]
Cost	661,796	621,750
Gross unrealized gains	1,897,439	2,083,164
Gross unrealized losses	304	100
Fair value	2,558,931	2,704,814
Other
Gain (Loss) on Investments [Line Items]
Cost	318,240	387,085
Gross unrealized gains	30,282	43,649
Gross unrealized losses	40	12
Fair value	348,482	430,722
Securities not practicable to determine fair value
Gain (Loss) on Investments [Line Items]
Cost	92,194	97,738
Securities not practicable to determine fair value | Public and Corporate Bonds
Gain (Loss) on Investments [Line Items]
Cost	20,253	20,404
Securities not practicable to determine fair value | Common stocks
Gain (Loss) on Investments [Line Items]
Cost	¥ 71,941	¥ 77,334